FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Transfers out of Level 3 into Level 1		$ 0
Transfers into level 3		0
Warrant Liabilities [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 0	5,673,000
Initial measurement on September 22, 2020	10,682,000
Transfers out of Level 3 into Level 1	(6,482,000)
Change in fair value of warrant liabilities	1,473,000	(2,398,000)
Fair value, end of period	5,673,000	3,275,000
Private Placement Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	5,673,000
Initial measurement on September 22, 2020	4,200,000
Transfers out of Level 3 into Level 1	0
Change in fair value of warrant liabilities	1,473,000	(2,398,000)
Fair value, end of period	5,673,000	3,275,000
Public Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	0
Initial measurement on September 22, 2020	6,482,000
Transfers out of Level 3 into Level 1	(6,482,000)
Change in fair value of warrant liabilities	0	0
Fair value, end of period	$ 0	$ 0